THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
 Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)

SUPPLEMENT DATED NOVEMBER 29, 2016 TO
THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED MAY 1, 2016

Effective November 29, 2016, the Board of Trustees approved the election of Gino Malaspina as Secretary to each Trust in place of Adam R. Waldstein, who resigned as Secretary of each Trust. All other Principal Officers remain the same.

The section of the table relating to "Principal Officers who are not Trustees" in the sub-section entitled "Fund Management" in the section entitled "Management and Organization" on Page 15 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Principal Officers who are not Trustees
A.M. Moody, III Born: 1937	Vice President	Vice President of the Trusts since December, 1990
President, AM Moody Consulting LLC (compliance and administrative services to the mutual fund industry) since July 2003; President and Director of WISDI since 2005; Vice President of four funds managed by Wright; Trustee of the Trusts, 1990-2012; Retired Senior Vice President of Wright and The Winthrop Corp.

Michael J. McKeen Born: 1971	Treasurer	Treasurer of the Trusts since March, 2011	Senior Vice President, Atlantic Fund Services, LLC since 2008; Officer of four funds managed by Wright.
Gino Malaspina Born: 1968	Secretary	Secretary of the Trusts since November, 2016
Senior Counsel, Atlantic since June 2014; Senior Counsel and Managing Director, Cipperman & Company/Cipperman Compliance Services LLC, 2010-2014; and Associate, Stradley Ronon Stevens & Young, LLP, 2009-2010.

Carlyn Edgar Born: 1963	Chief Compliance Officer	Chief Compliance Officer of the Trusts since September, 2011	Senior Vice President, Atlantic Fund Services, LLC since 2008.

For more information, please contact the Funds at 1-800-555-0644 (toll free).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.